Inventories	12 Months Ended
Mar. 31, 2026
Inventories [Abstract]
INVENTORIES
5.	INVENTORIES

Inventories consisted of the following:

	As of March 31,
	2026	2025
Raw materials	$1,378,081	$813,306
Finished goods	32,776	223,854
Work in process	220,733	158,182
Inventory in transit (1)	669,626	566,538
Inventories	$2,301,216	$1,761,880

(1)	Inventory in transit represents products shipped but control has not yet been transferred to customers as of the balance sheet dates.

The Group recognized inventory write-down of $68,783, $128,241 and $188,268 for the years ended March 31, 2026, 2025 and 2024, respectively.